Financial assets and liabilities (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Base rate	R$ (140,652)
Floating interest rate [member] | Interest rate risk [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (1,341,460)
Index - % per year	CDI
Base rate	R$ (184,413)
Floating interest rate [member] | Interest rate risk [member] | Loans And Financing One [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (8,209)
Index - % per year	TJLP
Base rate	R$ (610)
Floating interest rate [member] | Interest rate risk [member] | Accounts Payable To Selling Shareholders One [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (385,429)
Index - % per year	CDI
Base rate	R$ (46,766)
Floating interest rate [member] | Interest rate risk [member] | Accounts Payable To Selling Shareholders Two [Member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ (125,276)
Index - % per year	Selic
Base rate	R$ (15,221)
Floating interest rate [member] | Interest rate risk [member] | Cash Equivalents 1 [Member] | Increase Basis Points [Member]
IfrsStatementLineItems [Line Items]
Effect on profit before tax	(7,324)
Floating interest rate [member] | Interest rate risk [member] | Cash Equivalents 1 [Member] | Increase Basis Points One [Member]
IfrsStatementLineItems [Line Items]
Effect on profit before tax	(14,648)
Cash Equivalents 1 [Member] | Floating interest rate [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Balance as of ending	R$ 883,327
Index - % per year	CDI
Base rate	R$ 106,358